Schedule of Investments
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–108.23%
Australia–7.09%
Goodman Group	150,939	$3,430,018
Mirvac Group	732,451	889,024
NEXTDC Ltd.(a)	76,157	833,095
Stockland	318,571	936,270
Vicinity Ltd.	614,005	1,114,589
		7,202,996
Belgium–1.35%
Aedifica S.A.	7,856	648,046
Warehouses De Pauw C.V.A.	27,912	722,879
		1,370,925
Canada–1.81%
Canadian Apartment Properties REIT	14,079	358,038
Chartwell Retirement Residences	47,724	699,253
Killam Apartment REIT	18,600	247,433
RioCan REIT	33,111	532,937
		1,837,661
France–2.69%
Klepierre S.A.	24,001	979,089
Unibail-Rodamco-Westfield	15,136	1,749,709
		2,728,798
Germany–2.45%
LEG Immobilien SE	4,674	303,459
Sirius Real Estate Ltd.	520,225	688,952
TAG Immobilien AG	44,660	739,032
Vonovia SE	30,579	762,141
		2,493,584
Hong Kong–3.83%
Hongkong Land Holdings Ltd.	107,800	821,751
Link REIT	105,000	541,255
Sun Hung Kai Properties Ltd.	116,600	1,958,265
Swire Properties Ltd.	199,400	566,165
		3,887,436
Japan–8.45%
Daiwa House REIT Investment Corp.	957	724,268
GLP J-Reit	1,342	1,126,244
Japan Metropolitan Fund Investment Corp.	1,470	1,038,110
Mitsubishi Estate Co. Ltd.	32,500	821,202
Mitsui Fudosan Accommodations Fund, Inc.	583	460,727
Mitsui Fudosan Co. Ltd.	207,200	1,983,393
Nippon Building Fund, Inc.	974	779,066
Sumitomo Realty & Development Co. Ltd.	70,600	1,646,624
		8,579,634
Netherlands–0.38%
CTP N.V.(b)	20,132	381,617
Shares		Value
Singapore–2.71%
CapitaLand Ascendas REIT	646,400	$1,266,796
CapitaLand Integrated Commercial Trust	200,856	357,514
CapitaLand Investment Ltd.	196,000	389,941
Centurion Accommodation Reit	455,100	391,631
UOL Group Ltd.	44,000	349,987
		2,755,869
Spain–0.96%
Merlin Properties SOCIMI S.A.	55,372	972,758
Sweden–1.02%
Catena AB	8,871	418,533
Fastighets AB Balder, Class B(a)	107,373	615,026
		1,033,559
Switzerland–1.36%
PSP Swiss Property AG	4,708	896,769
Swiss Prime Site AG(a)	2,916	488,802
		1,385,571
United Kingdom–2.86%
Big Yellow Group PLC	25,822	290,991
British Land Co. PLC (The)	110,186	600,583
LondonMetric Property PLC	271,297	690,057
Safestore Holdings PLC	34,087	295,690
Segro PLC	106,179	1,029,280
		2,906,601
United States–71.27%
American Healthcare REIT, Inc.	36,265	1,772,996
American Homes 4 Rent, Class A	30,057	964,229
Brixmor Property Group, Inc.	78,364	2,394,804
Broadstone Net Lease, Inc.	86,009	1,739,962
BXP, Inc.	16,115	967,061
Camden Property Trust	21,144	2,253,105
CareTrust REIT, Inc.	34,658	1,414,740
Cousins Properties, Inc.	41,653	1,116,717
Digital Realty Trust, Inc.	27,627	5,249,130
EastGroup Properties, Inc.	10,483	2,116,623
Equinix, Inc.	5,077	5,422,439
Equity LifeStyle Properties, Inc.	26,090	1,611,579
Essential Properties Realty Trust, Inc.	36,367	1,112,103
Extra Space Storage, Inc.	22,756	3,283,918
First Industrial Realty Trust, Inc.	40,366	2,497,444
Host Hotels & Resorts, Inc.	29,143	669,706
Iron Mountain, Inc.	19,037	2,441,495
Janus Living, Inc.(a)	17,011	455,384
Lamar Advertising Co., Class A	3,857	588,038
Omega Healthcare Investors, Inc.	62,436	2,919,507
Prologis, Inc.	47,474	6,811,095
Public Storage	7,849	2,383,663
Ryman Hospitality Properties, Inc.	13,019	1,498,877
Simon Property Group, Inc.	20,201	4,139,387
Tanger, Inc.	29,624	1,068,538
UDR, Inc.	80,418	2,967,424
Vornado Realty Trust	21,473	724,714
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
W.P. Carey, Inc.	44,279	$3,295,243
Welltower, Inc.	41,472	8,515,446
		72,395,367
Total Common Stocks & Other Equity Interests (Cost $90,197,412)		109,932,376
Money Market Funds–5.77%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d)	2,052,061	2,052,061
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.52%(c)(d)	3,810,969	$3,810,969
Total Money Market Funds (Cost $5,863,030)		5,863,030
TOTAL INVESTMENTS IN SECURITIES—114.00% (Cost $96,060,442)		115,795,406
OTHER ASSETS LESS LIABILITIES–(14.00)%		(14,216,441)
NET ASSETS–100.00%		$101,578,965
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,603	$3,847,280	$(1,841,822)	$-	$-	$2,052,061	$4,593
Invesco Treasury Portfolio, Institutional Class	86,548	7,144,948	(3,420,527)	-	-	3,810,969	8,503
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	911,683	2,713,912	(3,625,595)	-	-	-	4,135*
Invesco Private Prime Fund	2,342,467	6,996,238	(9,338,638)	-	(67)	-	11,159*
Total	$3,387,301	$20,702,378	$(18,226,582)	$-	$(67)	$5,863,030	$28,390

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$7,202,996	$—	$7,202,996
Belgium	—	1,370,925	—	1,370,925
Canada	1,837,661	—	—	1,837,661
France	—	2,728,798	—	2,728,798
Germany	—	2,493,584	—	2,493,584
Hong Kong	—	3,887,436	—	3,887,436
Japan	—	8,579,634	—	8,579,634
Netherlands	—	381,617	—	381,617
Singapore	—	2,755,869	—	2,755,869
Spain	—	972,758	—	972,758
Sweden	—	1,033,559	—	1,033,559
Switzerland	—	1,385,571	—	1,385,571
United Kingdom	—	2,906,601	—	2,906,601
United States	72,395,367	—	—	72,395,367
Money Market Funds	5,863,030	—	—	5,863,030
Total Investments	$80,096,058	$35,699,348	$—	$115,795,406
Invesco Global Real Estate Fund